Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	8,561,449	3,769,256
Warrants [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	5,658,830	3,228,235
Options [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	2,902,619	541,021